SIGNIFICANT ACCOUNTING POLICIES - Statutory reserves (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory reserves
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to general reserve fund (as a percent)	10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to general reserve fund (as a percent)	50.00%
Minimum percentage of after-tax profit transferred by VIEs to statutory surplus fund (as a percent)	10.00%
Maximum percentage criteria for in appropriation of after-tax profit by VIEs to certain statutory surplus funds (as a percent)	50.00%
Reserves allowed to transfer in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation	¥ 0
Appropriations to other reserve funds		¥ 0	¥ 0	¥ 0
Statutory Reserves
Statutory reserves
Appropriation to statutory reserves	¥ 152,051	¥ 144,401	¥ 53,858